Transactions with Related Parties, Pavimar Shipping Co. (Master management agreement) (Details) - USD ($)		6 Months Ended
	Apr. 01, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Transactions with Related Party [Abstract]
Management fees		$ 434,000	$ 298,000
Due from manager		1,743,000		$ 0
Due to manager		0		178,000
Related Party [Member] | Pavimar Shipping Co. [Member] | Ship Management Agreement [Member]
Transactions with Related Party [Abstract]
Management fees		434,000	298,000
Performance incentive fee		129,000	35,000
Corporate service fee		211,000	$ 7,000
Capital raising commission expenses		6,000
Due from manager		$ 1,743,000
Due to manager				$ 178,000
Related Party [Member] | Pavimar Shipping Co. [Member] | Master Management Agreement [Member]
Transactions with Related Party [Abstract]
Quarterly management fee	$ 25,000
Quarterly management group fee	$ 125,000
Capital raising commission rate	1.00%
Administration fee rate	1.00%
Contingent fee rate	15.00%
Daily management fee per vessel	$ 800
Performance incentive rate	1.25%
Commission on sale or purchase transaction rate	1.00%
Term of agreement		8 years